RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - Related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 14.9	$ 20.6
Post-employment benefits	1.9	3.4
Termination benefits	3.7	0.0
Share-based payments	4.7	14.1
Compensation of key management personnel	$ 25.2	$ 38.1